ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 23, 2026	Ali R. Olia T +1 617 951 7204 Ali.Olia@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg ETF Trust (the “Registrant”) (Registration Nos. 333-282372 and 811-24005)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the form of prospectus and statement of additional information used with respect to Thornburg Premium Income Builder ETF, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 3 to the Registrant’s Registration Statement under the Securities Act (“Amendment No. 3”), and (b) that Amendment No. 3 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7204.

Very truly yours,

/s/ Ali R. Olia
Ali R. Olia